SELECTED STATEMENTS OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Selected Statements Of Operations Data [Line Items]
Payroll, office and related	$ 1,150	$ 945
Legal and professional fees	408	1,103
Stock-based compensation	1,169	1,215
Issuance of Common Stock and warrants to service provider	134	0
Other	87	377
Total General and administrative	$ 2,948	$ 3,640